Commitments and Contingencies - Additional Information - Banff (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Loss Contingencies [Line Items]
Maximum recovery of capital lease	$ 181
Insurance Claims [Member]
Loss Contingencies [Line Items]
Recovery from deductible insurance coverage	$ 0.8